Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	£ 3,856		£ 3,486	£ 5,207
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(520)		(768)	(1,633)
Current tax	50		50	376
Deferred tax	85		154	52
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(385)		(564)	(1,205)
Gains and losses attributable to own credit risk:
Losses before tax	(126)		(78)	(234)
Deferred tax	35		22	66
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	(91)		(56)	(168)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(476)		(620)	(1,373)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	117		(52)	(41)
Current tax	1		1	1
Deferred tax	32		(14)	(11)
Change in fair value	86		(37)	(29)
Income statement transfers in respect of disposals	108		157	140
Deferred tax	(33)		(44)	(38)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, net of tax	75		113	102
Income statement transfers in respect of impairment	(1)		(3)	(2)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	160		73	71
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	378		(2,317)	725
Deferred tax	(106)		649	(207)
Gains (losses) on cash flow hedges, net of tax	272		(1,668)	518
Net income statement transfers	1,762		2,297	1,517
Deferred tax	(493)		(643)	(421)
Reclassification adjustments on cash flow hedges, net of tax	1,269		1,654	1,096
Other comprehensive income, net of tax, cash flow hedges	1,541		(14)	1,614
Foreign currency translation reserve
Movements recognised in other comprehensive income	70		(65)	(33)
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,771		(6)	1,652
Total other comprehensive loss	1,295		(626)	279
Total comprehensive income for the year	5,151	[1]	2,860	5,486
Total comprehensive income attributable to ordinary shareholders	4,720		2,475	5,137
Total comprehensive income attributable to other equity holders	404		363	334
Total comprehensive income attributable to equity holders	5,124		2,838	5,471
Total comprehensive income attributable to non-controlling interests	£ 27		£ 22	£ 15

[1]	Total comprehensive income attributable to owners of the parent was a surplus of £5,124 million (2024: surplus of £2,838 million; 2023: surplus of £5,471 million).